Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables
Summary of trade receivables

	At December 31,
(Euro thousands)	2025	2024
Trade receivables	24,398	34,550
Loss allowance	(9,016)	(6,451)
Total trade receivables	15,382	28,099

Summary of breakdown for the loss allowance

	For the years ended December 31,
(Euro thousands)	2025	2024
At January 1,	6,451	6,183
Provisions	3,961	1,656
Recoveries	(470)	—
Write off	(402)	(1,501)
Net foreign exchange differences	(218)	113
Transfer to held for sale	(306)	—
At December 31,	9,016	6,451